Taxes (Details) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Taxes [Line Items]
Income tax rate, percentage		15.00%				15.00%
Favorable tax rate (in Dollars)				$ 70,791	$ 161,637	$ 218,256
Favorable tax rate price (in Dollars per share)				$ 0.02	$ 0.03	$ 0.04
Foreign Investment Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage			25.00%		25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage	15.00%				15.00%
Income tax rate, percentage			15.00%		15.00%